Income Taxes - Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax (Liability) Asset Beginning Balance	$ 88,074,856	$ 86,613,327	$ 104,573,985
Deferred tax benefit	12,292,014	(3,894,383)	1,994,063
Translation effect	375,105	2,047,915	(8,854,010)
Deferred tax benefit recognized in OCI	(26,472,481)	8,838,714	2,013,480
Deferred taxes acquired in business combinations	(2,580,552)	(276,568)	(25,827)
Hyperinflationary effect in Argentina	(5,385,865)	(5,254,149)	(4,907,151)
Effect of adoption of IFRS 9			544,628
Effect of adoption of IFRS 15			(8,725,841)
Deferred tax (liability) asset ending balance	66,303,077	88,074,856	86,613,327
Presented in the consolidated statements of financial position as follows:
Deferred income tax assets				$ 115,370,240	$ 5,783	$ 106,167,897	$ 111,186,768
Deferred income tax liabilities				(49,067,163)	$ (2,460)	(18,093,041)	(24,573,441)
Deferred tax assets and liabilities, net	$ 88,074,856	$ 86,613,327	$ 104,573,985	$ 66,303,077		$ 88,074,856	$ 86,613,327